UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23268

 NAME OF REGISTRANT:                     Highland Opportunities and
                                         Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  NexPoint Asset Management,
                                         L.P.
                                         300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          214-276-6300

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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

Highland Opportunities and Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ELME COMMUNITIES                                                                            Agenda Number:  935821428
--------------------------------------------------------------------------------------------------------------------------
        Security:  939653101
    Meeting Type:  Annual
    Meeting Date:  25-May-2023
          Ticker:  ELME
            ISIN:  US9396531017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Trustee: Jennifer S. Banner                   Mgmt          For                            For

1.2    Election of Trustee: Benjamin S. Butcher                  Mgmt          For                            For

1.3    Election of Trustee: Ellen M. Goitia                      Mgmt          For                            For

1.4    Election of Trustee: Paul T. McDermott                    Mgmt          For                            For

1.5    Election of Trustee: Thomas H. Nolan, Jr.                 Mgmt          For                            For

1.6    Election of Trustee: Vice Adm. Anthony L.                 Mgmt          For                            For
       Winns (RET.)

2.     To consider and vote on a non-binding,                    Mgmt          For                            For
       advisory basis upon the compensation of the
       named executive officers (say-on-pay)

3.     To consider and vote on a non-binding,                    Mgmt          1 Year                         For
       advisory basis on the frequency of holding
       the advisory vote on named executive
       officer compensation

4.     To consider and vote upon ratification of                 Mgmt          For                            For
       the appointment of Ernst & Young LLP as our
       independent registered public accounting
       firm for 2023




--------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE REALTY TRUST INCORPORATED                                                        Agenda Number:  935679982
--------------------------------------------------------------------------------------------------------------------------
        Security:  421946104
    Meeting Type:  Special
    Meeting Date:  15-Jul-2022
          Ticker:  HR
            ISIN:  US4219461047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of HR Acquisition 2,                Mgmt          Against                        Against
       LLC, a Maryland limited liability company
       and a direct, wholly-owned subsidiary of
       Healthcare Trust of America, Inc., a
       Maryland corporation (the "Company"), with
       and into Healthcare Realty Trust
       Incorporated, a Maryland Corporation
       ("HR"),with HR continuing as the surviving
       entity and a direct, wholly-owned
       subsidiary of the Company, pursuant to
       which each outstanding share of HR common
       stock will be exchanged for one
       newly-issued share of the Company's class A
       common stock.

2.     To approve the adjournment of the special                 Mgmt          Against                        Against
       meeting, if necessary or appropriate,
       including to solicit additional proxies in
       favor of Proposal 1 if there are
       insufficient votes at the time of such
       adjournment to approve Proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE REALTY TRUST INCORPORATED                                                        Agenda Number:  935838574
--------------------------------------------------------------------------------------------------------------------------
        Security:  42226K105
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2023
          Ticker:  HR
            ISIN:  US42226K1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Todd J. Meredith                    Mgmt          For                            For

1b.    Election of Director: John V. Abbott                      Mgmt          For                            For

1c.    Election of Director: Nancy H. Agee                       Mgmt          For                            For

1d.    Election of Director: W. Bradley Blair II                 Mgmt          For                            For

1e.    Election of Director: Vicki U. Booth                      Mgmt          For                            For

1f.    Election of Director: Edward H. Braman                    Mgmt          For                            For

1g.    Election of Director: Ajay Gupta                          Mgmt          For                            For

1h.    Election of Director: James J. Kilroy                     Mgmt          For                            For

1i.    Election of Director: Jay P. Leupp                        Mgmt          For                            For

1j.    Election of Director: Peter F. Lyle                       Mgmt          For                            For

1k.    Election of Director: Constance B. Moore                  Mgmt          For                            For

1l.    Election of Director: John Knox Singleton                 Mgmt          For                            For

1m.    Election of Director: Christann M. Vasquez                Mgmt          For                            For

2.     To ratify the appointment of BDO USA, LLP                 Mgmt          For                            For
       as the independent registered public
       accounting firm for the Company and its
       subsidiaries for the Company's 2023 fiscal
       year.

3.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the following resolution: RESOLVED,
       that the stockholders of Healthcare Realty
       Trust Incorporated approve, on a
       non-binding advisory basis, the
       compensation of the Named Executive
       Officers as disclosed pursuant to Item 402
       of Regulation S-K in the Company's proxy
       statement for the 2023 Annual Meeting of
       Stockholders.

4.     To approve, on a non-binding advisory                     Mgmt          1 Year                         For
       basis, the frequency of a non-binding
       advisory vote on executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE TRUST OF AMERICA, INC.                                                           Agenda Number:  935680492
--------------------------------------------------------------------------------------------------------------------------
        Security:  42225P501
    Meeting Type:  Special
    Meeting Date:  15-Jul-2022
          Ticker:  HTA
            ISIN:  US42225P5017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Company Issuance Proposal. To approve the                 Mgmt          Against                        Against
       issuance of shares of class A common stock,
       $0.01 par value per share ("Company Common
       Stock"), of Healthcare Trust of America,
       Inc. (the "Company"), pursuant to the
       Agreement and Plan of Merger, dated as of
       February 28, 2022, by and among the
       Company, Healthcare Trust of America
       Holdings, LP, Healthcare Realty Trust
       Incorporated, and HR Acquisition 2, LLC
       (the "Merger").

2.     Company Golden Parachute Proposal. To                     Mgmt          Against                        Against
       approve, in a non-binding advisory vote,
       the "golden parachute" compensation that
       may become vested and payable to the
       Company's named executive officers in
       connection with the Merger.

3.     Company Adjournment Proposal. To approve                  Mgmt          Against                        Against
       one or more adjournments of the Company
       Special Meeting to another date, time,
       place, or format, if necessary or
       appropriate, including to solicit
       additional proxies in favor of the proposal
       to approve the issuance of shares of
       Company Common Stock in connection with the
       Merger.




--------------------------------------------------------------------------------------------------------------------------
 HIGHLAND FUNDS                                                                              Agenda Number:  935865280
--------------------------------------------------------------------------------------------------------------------------
        Security:  43010T104
    Meeting Type:  Annual
    Meeting Date:  16-Jun-2023
          Ticker:  HGLB
            ISIN:  US43010T1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Dr. Bob Froehlich                                         Mgmt          For                            For
       Dorri McWhorter                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INDEPENDENCE REALTY TRUST, INC.                                                             Agenda Number:  935792552
--------------------------------------------------------------------------------------------------------------------------
        Security:  45378A106
    Meeting Type:  Annual
    Meeting Date:  10-May-2023
          Ticker:  IRT
            ISIN:  US45378A1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Scott F. Schaeffer                  Mgmt          For                            For

1b.    Election of Director: Stephen R. Bowie                    Mgmt          For                            For

1c.    Election of Director: Ned W. Brines                       Mgmt          For                            For

1d.    Election of Director: Richard D. Gebert                   Mgmt          For                            For

1e.    Election of Director: Melinda H. McClure                  Mgmt          For                            For

1f.    Election of Director: Thomas H. Purcell                   Mgmt          For                            For

1g.    Election of Director: Ana Marie del Rio                   Mgmt          For                            For

1h.    Election of Director: DeForest B. Soaries,                Mgmt          For                            For
       Jr.

1i.    Election of Director: Lisa Washington                     Mgmt          For                            For

2.     The Board of Directors recommends: a vote                 Mgmt          For                            For
       FOR ratification of the appointment of KPMG
       LLP as the Company's independent registered
       public accounting firm for the year ending
       December 31, 2023.

3.     The Board of Directors recommends: a vote                 Mgmt          For                            For
       FOR the advisory, non-binding vote to
       approve the Company's executive
       compensation.




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT FUNDS                                                                              Agenda Number:  935752952
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Special
    Meeting Date:  30-Jan-2023
          Ticker:  NXDT
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote upon a Long Term                     Mgmt          For                            For
       Incentive Plan for the Company's trustees,
       officers and key employees.




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT FUNDS                                                                              Agenda Number:  935861941
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Annual
    Meeting Date:  13-Jun-2023
          Ticker:  NXDT
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of trustee to serve until the 2024               Mgmt          For                            For
       annual meeting of shareholders: James
       Dondero

1b.    Election of trustee to serve until the 2024               Mgmt          For                            For
       annual meeting of shareholders: Brian Mitts

1c.    Election of trustee to serve until the 2024               Mgmt          For                            For
       annual meeting of shareholders: Edward
       Constantino

1d.    Election of trustee to serve until the 2024               Mgmt          For                            For
       annual meeting of shareholders: Scott
       Kavanaugh

1e.    Election of trustee to serve until the 2024               Mgmt          For                            For
       annual meeting of shareholders: Arthur
       Laffer

1f.    Election of trustee to serve until the 2024               Mgmt          For                            For
       annual meeting of shareholders: Carol Swain

1g.    Election of trustee to serve until the 2024               Mgmt          For                            For
       annual meeting of shareholders: Catherine
       Wood

2.     To approve the issuance of shares to the                  Mgmt          For                            For
       Company's adviser as payment of fees under
       the Advisory Agreement, which may exceed
       five percent of the common equity or the
       voting power of the Company prior to such
       issuance.

3.     To approve in a non-binding, advisory vote,               Mgmt          For                            For
       the compensation to our named executive
       officers.

4.     To approve in a non-binding, advisory vote,               Mgmt          1 Year                         For
       whether a shareholder vote to approve the
       compensation of our named executive
       officers should occur every one, two or
       three years.

5.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2023.




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT REAL ESTATE FINANCE, INC.                                                          Agenda Number:  935838334
--------------------------------------------------------------------------------------------------------------------------
        Security:  65342V101
    Meeting Type:  Annual
    Meeting Date:  09-May-2023
          Ticker:  NREF
            ISIN:  US65342V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: James
       Dondero

1b.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Brian
       Mitts

1c.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Edward
       Constantino

1d.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Scott
       Kavanaugh

1e.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Arthur
       Laffer

1f.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Carol
       Swain

1g.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders:
       Catherine Wood

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2023.




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT RESIDENTIAL TRUST, INC.                                                            Agenda Number:  935836291
--------------------------------------------------------------------------------------------------------------------------
        Security:  65341D102
    Meeting Type:  Annual
    Meeting Date:  09-May-2023
          Ticker:  NXRT
            ISIN:  US65341D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: James
       Dondero

1b.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Brian
       Mitts

1c.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Edward
       Constantino

1d.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Scott
       Kavanaugh

1e.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Arthur
       Laffer

1f.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders: Carol
       Swain

1g.    Election of Director to serve until the                   Mgmt          For                            For
       2024 annual meeting of stockholders:
       Catherine Wood

2.     Advisory Vote on Executive Compensation: to               Mgmt          For                            For
       approve, on an advisory basis, the
       compensation of our named executive
       officers.

3.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2023.




--------------------------------------------------------------------------------------------------------------------------
 TELESAT CORPORATION                                                                         Agenda Number:  935876384
--------------------------------------------------------------------------------------------------------------------------
        Security:  879512309
    Meeting Type:  Annual
    Meeting Date:  22-Jun-2023
          Ticker:  TSAT
            ISIN:  CA8795123097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Michael Boychuk                                           Mgmt          For                            For
       Jason A. Caloras                                          Mgmt          Withheld                       Against
       Jane Craighead                                            Mgmt          For                            For
       Richard Fadden                                            Mgmt          For                            For
       Daniel S. Goldberg                                        Mgmt          Withheld                       Against
       Henry (Hank) Intven                                       Mgmt          For                            For
       David Morin                                               Mgmt          Withheld                       Against
       Dr. Mark H. Rachesky                                      Mgmt          Withheld                       Against
       Guthrie Stewart                                           Mgmt          Withheld                       Against
       Michael B. Targoff                                        Mgmt          Withheld                       Against

2      Appointment of Deloitte LLP Chartered                     Mgmt          For                            For
       Professional Accountants as Auditors of the
       Corporation for the ensuing year and
       authorizing the Directors to fix their
       remuneration.

3      The undersigned certifies that it has made                Mgmt          Abstain                        Against
       reasonable inquiries as to the Canadian
       status of the registered holder and the
       beneficial owner of the shares represented
       by this voting instruction form and has
       read the definitions set out below so as to
       make an accurate Declaration of Canadian
       status. The undersigned hereby certifies
       that the shares or units represented by
       this voting instruction form are (check one
       box based on the definitions set out
       below): NOTE: "FOR" = CANADIAN, "ABSTAIN" =
       NON-CANADIAN HOLDER and if not marked will
       be as AGAINST.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Highland Opportunities and Income Fund
By (Signature)       /s/ Stephanie Vitiello
Name                 Stephanie Vitiello
Title                Secretary
Date                 08/16/2023